OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities
Other liabilities
	At December 31	At December 31
(in thousands)	2020	2019

Debt obligations:
Lease obligations	$582	$739
Loan obligations	33	263
Flow-through share premium obligation (note 16)	22	902
	$637	$1,904

Other liabilities-by balance sheet presentation:
Current	$262	$1,372
Non-current	375	532
	$637	$1,904

Debt obligations continuity
	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance – January 1, 2019	$—	$—	$—
Adoption of IFRS 16	944	—	944
Accretion	76	—	76
Additions	38	632	670
Repayments	(293)	(369)	(662)
Liability adjustment gain (note 20)	(26)	—	(26)
Balance – December 31, 2019	$739	$263	$1,002

Accretion	56	—	56
Additions	26	—	26
Repayments	(237)	(230)	(467)
Liability adjustment gain (note 20)	(2)	—	(2)
Balance – December 31, 2020	$582	$33	$615

Scheduled maturities of debt obligations
	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis – contractual undiscounted cash flows:
Next 12 months	$231	$9	$240
One to five years	457	26	483
More than five years	—	—	—
Total obligation – end of period - undiscounted	688	35	723
Present value discount adjustment	(106)	(2)	(108)
Total obligation – end of period - discounted	$582	$33	$615